OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
OTHER CURRENT LIABILITIES [Abstract]
Schedule of Other Current Liabilities
	As of December 31,
	2015	2014
Government payables	$7,645	$7,344
TJP facility closure related accruals	5,044	4,603
Interest payable in relation to debentures	2,138	2,207
Others	3,153	2,465
	$17,980	$16,619